SUPPLEMENT DATED FEBRUARY 17, 2012

TO THE STERLING CAPTIAL EQUITY INDEX FUND

CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED

MAY 1, 2011, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Equity Index Fund Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated May 1, 2011, as amended:

The second paragraph under the heading “Contingent Deferred Sales Charge” on page 21 is deleted in its entirety and is replaced with the following:

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to 2/17/2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Footnote #1 to the current sales charge rates table under the heading “Calculation of Sales Charges – Class A Shares” on page 25 is deleted in its entirety and is replaced with the following:

1There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to 2/17/2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

The following is added to the “Letter of Intent” bullet point under the heading “Sales Charge Reductions and Waivers” on page 26:

You may include your accumulated holdings (as described and calculated under “Rights of Accumulation” below) for purposes of meeting the LOI investment amount.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE.

EQX-PROSUP-0212

SUPPLEMENT DATED FEBRUARY 17, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF STERLING CAPTIAL EQUITY INDEX FUND DATED MAY 1, 2011, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Equity Index Fund Statement of Additional Information dated May 1, 2011, as amended (the “SAI”):

Footnote #1 to the current sales charge rates table under the heading “Sales Charges – Class A Shares” beginning on page 18 is deleted in its entirety and is replaced with the following:

1There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to 2/17/2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

The paragraph under the heading “Sales Charge Reductions and Waivers” on page 19 is deleted in its entirety and is replaced with the following:

Certain sales of Class A Shares are made without a sales charge or with a reduced sales charge, as described in the Class A, Class B, and Class C Prospectus under the caption “Sales Charge Reductions and Waivers,” to promote goodwill with employees and others with whom BB&T and/or Sterling Capital Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, a CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who receive a sales charge waiver and then redeem their shares within two years of purchase: (i) shareholders who purchased $1 million or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to 2/17/2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EQX-SAISUP-0212